SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

DWS Alternative Asset Allocation
   Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS CROCI® Sector Opportunities
   Fund
DWS Diversified Market Neutral
   Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy
   Fund
DWS Enhanced Emerging Markets
   Fixed Income Fund
DWS Equity Dividend Fund
DWS Floating Rate Fund
DWS Global Equity Fund
DWS Global Growth Fund
DWS Global High Income Fund

DWS Global Income Builder Fund
DWS Global Inflation Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Health and Wellness Fund
DWS High Income Fund
DWS Intermediate Tax/AMT Free
  Fund
DWS International Fund
DWS International Value Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Managed Municipal Bond Fund
DWS Mid Cap Growth Fund
DWS Mid Cap Value Fund
DWS RREEF Global Infrastructure
  Fund
DWS RREEF Global Real Estate
  Securities Fund

DWS RREEF Real Estate Securities
    Fund
DWS RREEF Real Estate Securities
    Income Fund
DWS Science and Technology Fund
DWS Select Alternative Allocation
   Fund
DWS Short Duration Fund
DWS Short‐Term Municipal Bond
   Fund
DWS Small Cap Growth Fund
DWS Small Cap Value Fund
DWS Strategic Equity Long/Short
   Fund
DWS Strategic Government
    Securities Fund
DWS Strategic High Yield Tax‐Free
   Fund
DWS U.S. Bond Index Fund
DWS Ultra‐Short Duration Fund
DWS World Dividend Fund

The following disclosure supplements the existing disclosure in the section entitled “POLICIES ABOUT TRANSACTIONS” for the relevant classes in each fund’s prospectus:

Class A to Institutional Class in the Same Fund Exchange Privilege. Investors who have invested in Class A shares through a comprehensive or “wrap” fee program or other fee‐based program sponsored by a broker‐dealer, bank or registered investment adviser, or who are transferring to such a program may potentially become eligible to invest in Institutional Class shares by reason of their participation in such a program. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class A shares for Institutional Class shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will be processed only as part of a pre‐arranged, multiple‐client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee‐based program where the Institutional Class shares are available. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class A shares of a fund for Institutional Class shares of the same fund.

Please Retain This Supplement for Future Reference

July 14, 2014 PROSTKR‐404